Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Alphabet Pay vs. Performance

Compensation Actually Paid

As outlined in the CD&A, the Compensation Committee has implemented an executive compensation program that prioritizes performance and aims to align employee and stockholder interests. The following table sets forth additional compensation information for our principal executive officer (PEO) and our non-PEO named executive officers (Non-PEO NEOs), calculated in accordance with Item 402(v) of Regulation S-K, for fiscal years 2023, 2022, 2021, and 2020.

Compensation Actually Paid (CAP) captures, in part, the change in value of unvested shares within each reporting year. Given the vast majority of compensation for our PEO and Non-PEO NEOs is awarded in equity, their CAP values trend in line with Alphabet’s stock price. This is especially true for our PEO, who last received a multi-year equity award package in December 2022. The majority of the shares underlying this award remained unvested as of December 31, 2023. Our PEO did not receive an equity award in 2023, but the considerable stock price increase in 2023, and the corresponding increase in the value of our PEO’s unvested shares granted in December 2022, results in a higher CAP value than in 2022. For our Non-PEO NEOs, there is a similar increase to CAP in 2023 due to a corresponding increase in the value of shares that remain unvested as of December 31, 2023.

					Value of Initial Fixed $100 Investment Based on
Year	Summary Compensation Table (SCT) Total for PEO ($)	Compensation Actually Paid to PEO ($)	Average SCT Total for Non- PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)	Alphabet TSR ($)(2)	Peer Group TSR ($)(2)	Net Income (In Millions) ($)	1-Year TSR Relative to S&P 100(3)
2023	8,802,824	235,105,454	34,648,486	80,022,929	210.81	118.93	66,732	87th
2022	225,985,145	115,820,786	30,766,792	(15,249,938)	132.73	81.50	59,972	14th
2021	6,322,599	267,277,583	21,657,558	72,131,743	216.42	134.41	76,033	94th
2020	7,410,162	121,360,289	55,846,864	76,136,650	131.03	137.32	40,269	72nd

(1)	The Non-PEO NEOs represent the following individuals for each of the years shown: Ruth, Prabhakar, Philipp, and Kent.

(2)	Alphabet TSR reflects TSR for Alphabet’s Class C shares (ticker: GOOG). Peer Group TSR is calculated based on the RDG Internet Composite index, which is used for purposes of Item 201(e) of Regulation S-K under the Exchange Act. The calculation is weighted according to the constituent companies’ market capitalization at the beginning of each period for which a return is indicated.

(3)	1-Year Relative TSR is calculated as a percentile ranking, and reflects TSR for Alphabet’s Class C shares (ticker: GOOG) for each period as a percentile ranking when compared to the TSR for the S&P 100 index (which is the peer group used for purposes of the performance-based awards outlined in the CD&A).

To calculate CAP for 2023, the following amounts were deducted from and added to Summary Compensation Table (SCT) total compensation:

	PEO ($)	Average for Non-PEO NEOs ($)
SCT Total	8,802,824	34,648,486
Adjustments
Deduction for Amounts Reported Under the “Stock Awards” Column in the SCT (i)	0	(32,135,185)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year End (ii)	0	36,856,971
Increase for Fair Value of Awards Granted during year that Vest during year (ii)	0	8,353,052
Increase/deduction for Change in Fair Value from Prior Year-end to Current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end (ii)	215,308,629	22,984,694
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year (ii)	10,994,001	9,314,911
Compensation Actually Paid	235,105,454	80,022,929
(i)	Represents the grant date fair value of equity-based awards granted each year.
(ii)	Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP. For all equity awards, our methodology for calculating the value of equity remained consistent between the grant date fair value measurement reflected in row (i) and the point-in-time fair value measurements reflected in the adjustment rows that follow. In all cases, we use the closing price on the applicable date as a basis for fair value. Fair values for each PSU award are measured using a Monte Carlo simulation model as PSUs contain a market condition at the time of grant (as calculated in accordance with FASB ASC Topic 718).

Company Selected Measure Name		1-Year Relative TSR
Named Executive Officers, Footnote [Text Block]
(1)	The Non-PEO NEOs represent the following individuals for each of the years shown: Ruth, Prabhakar, Philipp, and Kent.

Peer Group Issuers, Footnote [Text Block]

(2)	Alphabet TSR reflects TSR for Alphabet’s Class C shares (ticker: GOOG). Peer Group TSR is calculated based on the RDG Internet Composite index, which is used for purposes of Item 201(e) of Regulation S-K under the Exchange Act. The calculation is weighted according to the constituent companies’ market capitalization at the beginning of each period for which a return is indicated.

PEO Total Compensation Amount		$ 8,802,824	$ 225,985,145	$ 6,322,599	$ 7,410,162
PEO Actually Paid Compensation Amount		$ 235,105,454	115,820,786	267,277,583	121,360,289
Adjustment To PEO Compensation, Footnote [Text Block]

To calculate CAP for 2023, the following amounts were deducted from and added to Summary Compensation Table (SCT) total compensation:

	PEO ($)	Average for Non-PEO NEOs ($)
SCT Total	8,802,824	34,648,486
Adjustments
Deduction for Amounts Reported Under the “Stock Awards” Column in the SCT (i)	0	(32,135,185)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year End (ii)	0	36,856,971
Increase for Fair Value of Awards Granted during year that Vest during year (ii)	0	8,353,052
Increase/deduction for Change in Fair Value from Prior Year-end to Current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end (ii)	215,308,629	22,984,694
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year (ii)	10,994,001	9,314,911
Compensation Actually Paid	235,105,454	80,022,929
(i)	Represents the grant date fair value of equity-based awards granted each year.
(ii)	Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP. For all equity awards, our methodology for calculating the value of equity remained consistent between the grant date fair value measurement reflected in row (i) and the point-in-time fair value measurements reflected in the adjustment rows that follow. In all cases, we use the closing price on the applicable date as a basis for fair value. Fair values for each PSU award are measured using a Monte Carlo simulation model as PSUs contain a market condition at the time of grant (as calculated in accordance with FASB ASC Topic 718).

Non-PEO NEO Average Total Compensation Amount	[1]	$ 34,648,486	30,766,792	21,657,558	55,846,864
Non-PEO NEO Average Compensation Actually Paid Amount	[1]	$ 80,022,929	(15,249,938)	72,131,743	76,136,650
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

To calculate CAP for 2023, the following amounts were deducted from and added to Summary Compensation Table (SCT) total compensation:

	PEO ($)	Average for Non-PEO NEOs ($)
SCT Total	8,802,824	34,648,486
Adjustments
Deduction for Amounts Reported Under the “Stock Awards” Column in the SCT (i)	0	(32,135,185)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year End (ii)	0	36,856,971
Increase for Fair Value of Awards Granted during year that Vest during year (ii)	0	8,353,052
Increase/deduction for Change in Fair Value from Prior Year-end to Current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end (ii)	215,308,629	22,984,694
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year (ii)	10,994,001	9,314,911
Compensation Actually Paid	235,105,454	80,022,929
(i)	Represents the grant date fair value of equity-based awards granted each year.
(ii)	Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP. For all equity awards, our methodology for calculating the value of equity remained consistent between the grant date fair value measurement reflected in row (i) and the point-in-time fair value measurements reflected in the adjustment rows that follow. In all cases, we use the closing price on the applicable date as a basis for fair value. Fair values for each PSU award are measured using a Monte Carlo simulation model as PSUs contain a market condition at the time of grant (as calculated in accordance with FASB ASC Topic 718).

Tabular List [Table Text Block]

As outlined in our CD&A, the only financial performance measure we currently incorporate within our executive pay program is Alphabet’s TSR relative to the companies comprising the S&P 100. As such, and as outlined below, relative TSR is the sole and most important financial performance measure as it relates to CAP.

Most Important Performance Measures
Relative Total Shareholder Return

Total Shareholder Return Amount	[2]	$ 210.81	132.73	216.42	131.03
Peer Group Total Shareholder Return Amount	[2]	118.93	81.50	134.41	137.32
Net Income (Loss) Attributable to Parent		$ 66,732,000,000	$ 59,972,000,000	$ 76,033,000,000	$ 40,269,000,000
Company Selected Measure Amount	[3]	87	14	94	72
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Relative Total Shareholder Return
PEO [Member] | Deduction for Amounts Reported Under the “Stock Awards” Column in the SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[4]	$ 0
PEO [Member] | Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]	0
PEO [Member] | Increase for Fair Value of Awards Granted during year that Vest during year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]	0
PEO [Member] | Increase/deduction for Change in Fair Value from Prior Year-end to Current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]	215,308,629
PEO [Member] | Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]	10,994,001
Non-PEO NEO [Member] | Deduction for Amounts Reported Under the “Stock Awards” Column in the SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[4]	(32,135,185)
Non-PEO NEO [Member] | Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]	36,856,971
Non-PEO NEO [Member] | Increase for Fair Value of Awards Granted during year that Vest during year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]	8,353,052
Non-PEO NEO [Member] | Increase/deduction for Change in Fair Value from Prior Year-end to Current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]	22,984,694
Non-PEO NEO [Member] | Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]	$ 9,314,911

[1]	The Non-PEO NEOs represent the following individuals for each of the years shown: Ruth, Prabhakar, Philipp, and Kent.
[2]	Alphabet TSR reflects TSR for Alphabet’s Class C shares (ticker: GOOG). Peer Group TSR is calculated based on the RDG Internet Composite index, which is used for purposes of Item 201(e) of Regulation S-K under the Exchange Act. The calculation is weighted according to the constituent companies’ market capitalization at the beginning of each period for which a return is indicated.
[3]	1-Year Relative TSR is calculated as a percentile ranking, and reflects TSR for Alphabet’s Class C shares (ticker: GOOG) for each period as a percentile ranking when compared to the TSR for the S&P 100 index (which is the peer group used for purposes of the performance-based awards outlined in the CD&A).
[4]	Represents the grant date fair value of equity-based awards granted each year.
[5]	Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP. For all equity awards, our methodology for calculating the value of equity remained consistent between the grant date fair value measurement reflected in row (i) and the point-in-time fair value measurements reflected in the adjustment rows that follow. In all cases, we use the closing price on the applicable date as a basis for fair value. Fair values for each PSU award are measured using a Monte Carlo simulation model as PSUs contain a market condition at the time of grant (as calculated in accordance with FASB ASC Topic 718).